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                    SUPPLEMENT DATED NOVEMBER 1, 2006 TO THE
               CLASS A, CLASS B, CLASS C AND CLASS M PROSPECTUSES,
             CLASS I AND CLASS Q PROSPECTUSES, CLASS O PROSPECTUSES
              AND CLASS R PROSPECTUSES OF THE FOLLOWING REGISTRANTS
                  (DATES OF WHICH ARE INDICATED IN PARENTHESIS)

                                ING EQUITY TRUST
                          ING Disciplined LargeCap Fund
                          ING Fundamental Research Fund
                          ING MidCap Opportunities Fund
                         ING Opportunistic LargeCap Fund
                         ING SmallCap Opportunities Fund
                           ING Financial Services Fund
                              (September 30, 2006)

                                ING MUTUAL FUNDS
                         ING Global Equity Dividend Fund
                               (February 28, 2006)

                                 ING FUNDS TRUST
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                        ING National Tax-Exempt Bond Fund
                          ING Classic Money Market Fund
                                 (July 31, 2006)

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ING DISCIPLINED LARGECAP FUND, ING MIDCAP OPPORTUNITIES FUND, ING SMALLCAP OPPORTUNITIES FUND, ING FINANCIAL SERVICES FUND, ING GLOBAL EQUITY DIVIDEND FUND, ING GNMA INCOME FUND, ING HIGH YIELD BOND FUND, ING INTERMEDIATE BOND FUND, ING NATIONAL TAX-EXEMPT BOND FUND, AND ING CLASSIC MONEY MARKET FUND

The section entitled "Principal Investment Strategies" found in the prospectuses for each of the above-named funds is amended to add the following:

     The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

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The section entitled "Risks" found in the prospectuses for each of the above-named funds is amended to add the following:

     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

ING FUNDAMENTAL RESEARCH FUND

The section entitled "Principal Investment Strategies" found in the prospectuses for ING Fundamental Research Fund is amended to delete the last sentence of the 1st paragraph and replace it with the following:

     The Fund may invest in initial public offerings and derivatives. The Fund may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The section entitled "Risks" found in the prospectuses for ING Fundamental Research Fund is amended to delete the risk entitled "Exchange-Traded Funds ("ETFs")" and add the following:

     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

ING OPPORTUNISTIC LARGECAP FUND

The section entitled "Principal Investment Strategies" found in the prospectuses for ING Opportunistic LargeCap Fund is amended to delete the 2nd paragraph and replace it with the following:

     The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund may also invest in certain higher risk investments, including derivatives.

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The section entitled "Risks" found in the prospectuses for ING Opportunistic
LargeCap Fund is amended to delete the risk entitled "Exchange-Traded Funds ("ETFs)" and replace it with the following:

     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

ING DISCIPLINED LARGECAP FUND, ING FUNDAMENTAL RESEARCH FUND, ING MidCap OPPORTUNITIES FUND, ING SmallCap OPPORTUNITIES FUND, AND ING FINANCIAL SERVICES FUND

The section entitled "More Information About Risks - Principal Risks - Other Investment Companies" is deleted in its entirety and replaced with the following:

     OTHER INVESTMENT COMPANIES (ING DISCIPLINED LARGECAP FUND, ING FUNDAMENTAL RESEARCH FUND, ING LARGECAP GROWTH FUND, ING MidCap OPPORTUNITIES FUND, ING OPPORTUNISTIC LARGECAP FUND, ING SMALLCAP OPPORTUNITIES FUND, AND ING FINANCIAL SERVICES FUND). Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the

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     advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

ING GLOBAL EQUITY DIVIDEND FUND

The section entitled "More Information About Risks - Principal Risks - Other Investment Companies" is deleted in its entirety and replaced with the following:

     OTHER INVESTMENT COMPANIES (ING FOREIGN FUND, ING GLOBAL EQUITY DIVIDEND FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL SMALLCAP FUND AND ING RUSSIA FUND). Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

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ING GNMA INCOME FUND, ING HIGH YIELD BOND FUND, ING INTERMEDIATE BOND FUND, ING
NATIONAL TAX-EXEMPT BOND FUND AND ING CLASSIC MONEY MARKET FUND

The section entitled "More Information About Risks - Other Risks - Other Investment Companies" is deleted in its entirety and replaced with the following:

The section entitled "More Information About Risks - Principal Risks" is amended to add the following:

     OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                        SUPPLEMENT DATED NOVEMBER 1, 2006
              TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIs")
                          OF THE FOLLOWING REGISTRANTS
            (CLASSES AND DATES OF WHICH ARE INDICATED IN PARENTHESIS)

                                ING EQUITY TRUST
                          ING Disciplined LargeCap Fund
                           ING Financial Services Fund
                          ING Fundamental Research Fund
                          ING MidCap Opportunities Fund
                         ING Opportunistic LargeCap Fund
                         ING SmallCap Opportunities Fund
            (Classes A, B, C, I, M, O and Q dated September 30, 2006)

                                ING MUTUAL FUNDS
                         ING Global Equity Dividend Fund
            (Classes A, B, C, I, M, O and Q dated February 28, 2006)

                                 ING FUNDS TRUST
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                        ING National Tax-Exempt Bond Fund
                          ING Classic Money Market Fund
             (Classes A, B, C, I, M, O, R and Q dated July 31, 2006)

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ING DISCIPLINED LARGECAP FUND, ING FINANCIAL SERVICES FUND, ING FUNDAMENTAL RESEARCH FUND, ING MIDCAP OPPORTUNITIES FUND, ING OPPORTUNISTIC LARGECAP FUND, AND ING SMALLCAP OPPORTUNITIES FUND

The chart located in the section entitled "Supplemental Description of Fund Investments and Risks - Investments, Investment Strategies and Risks" is

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amended to delete the 4th and 5th paragraphs of footnote (21) and replace it with the following:

     The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ING CLASSIC MONEY MARKET FUND, ING GNMA INCOME FUND, ING HIGH YIELD BOND FUND, ING INTERMEDIATE BOND FUND AND ING NATIONAL TAX-EXEMPT BOND FUND

The chart located in the section entitled "Supplemental Description of Fund Investments and Risks - Investments, Investment Strategies and Risks" is amended to delete the first sentence of footnote (22) and replace it with the following:

     The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ING SMALLCAP OPPORTUNITIES FUND

The section entitled "Fundamental Investment Restrictions and Policies - Investment Restrictions - SmallCap Opportunities Fund" is amended to delete non-fundamental investment restriction (1) and replace it with the following:

     (1) The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ING DISCIPLINED LARGECAP FUND, ING FINANCIAL SERVICES FUND, ING FUNDAMENTAL RESEARCH FUND, ING MIDCAP OPPORTUNITIES FUND, ING OPPORTUNISTIC LARGECAP FUND, ING SMALLCAP OPPORTUNITIES FUND, ING GLOBAL EQUITY DIVIDEND FUND, ING CLASSIC MONEY MARKET FUND, ING GNMA INCOME FUND, ING HIGH YIELD BOND FUND, ING INTERMEDIATE BOND FUND, AND ING NATIONAL TAX-EXEMPT BOND FUND

The chart in the section entitled "Adviser - Advisory Fees" is amended to add the following footnote (1) to the above-named funds:

     (1) To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will

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     waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE